Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 30, 2002
Check here if Amendment [x]; Amendment
Number: 27
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD October 24, 2002





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
52
Form 13F Information Table Value Total:
$126,719
List of Other Included Managers:
NONE





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
Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Alfa Corp.              Com        015385107     211     17,200      SH          SOLE                 17,200
Baker Michael Corp      Com        057149106   2,972    288,587      SH          SOLE                288,587
Bostonfed Bancorp       Com        101178101     700     23,331      SH          SOLE                 23,331
Burlington Res Inc.     Com        122014103   1,135     29,580      SH          SOLE                 29,580
Calpine Corp            Com        131347106     198     80,100      SH          SOLE                 80,100
Center Tr Inc           Com        151845104     315     54,300      SH          SOLE                 54,300
Chesapeake Utilities    Com        165303108     194     10,275      SH          SOLE                 10,275
CIT Group               Com        125581108   1,432     79,625      SH          SOLE                 79,625
Columbia Bankcorp       Com        197227101     226     12,000      SH          SOLE                 12,000
Dole Food Co.           Com        256605106     508     17,500      SH          SOLE                 17,500
EOG Res Inc.            Com        26875P101   1,673     46,534      SH          SOLE                 46,534
El Paso Energy          Com        28336L109     168     20,300      SH          SOLE                 20,300
Emerson Elec Co.        Com        291011104   1,623     36,940      SH          SOLE                 36,940
Griffon Corp.           Com        398433102   1,005     94,400      SH          SOLE                 94,400
Insituform Tech         CLA        457667103   2,599    181,100      SH          SOLE                181,100
John Hancock Bk      SHBENINT      409735107   2,236    294,225      SH          SOLE                294,225
Middleby                Com        596278101   5,244    568,775      SH          SOLE                568,775
NUI                     Com        629431107   5,092    235,737      SH          SOLE                235,737
Nabi Biopharmac         Com        629519109   4,307    794,700      SH          SOLE                794,700
NiSource Inc.           Com        65473P105   2,990    173,550      SH          SOLE                173,550
PartnerRe Holdings      Com        G6852T105   5,932    123,124      SH          SOLE                123,124
PFF Bancorp             Com        69331W104   1,142     41,200      SH          SOLE                 41,200
PPL Corporation         Com        69351T106   6,798    208,925      SH          SOLE                208,925
Pentair                 Com        709631105     372     10,000      SH          SOLE                 10,000
Provident Bankshares    Com        743859100     214     10,000      SH          SOLE                 10,000
Quanta Svcs             Com        74762E102      66     31,900      SH          SOLE                 31,900
Southern Finl Bancorp   Com        842870107     637     22,000      SH          SOLE                 22,000
SunTrust Bks            Com        867914103   2,889     46,995      SH          SOLE                 46,995
Tredegar Corp.          Com        894650100     479     28,600      SH          SOLE                 28,600
UnumProvident Corp      Com        91529Y106   3,108    152,750      SH          SOLE                152,750
Urstadt Biddle Pptys    CLA        917286205     889     75,000      SH          SOLE                 75,000
Vishay InterTech        Com        928298108     123     14,000      SH          SOLE                 14,000
Washington Mutual       Com        939322103   3,295    104,700      SH          SOLE                104,700
Waste Industries        Com        941057101     726    126,300      SH          SOLE                126,300
Adaptec            Note 4.75 2/0   00651FAC2   3,396  3,519,000      PRN         SOLE              3,519,000
Arbor Software     Note 4.5  3/1   038918AC2   6,704  7,233,000      PRN         SOLE              7,233,000
Avaya              Note     10/3   053499AA7     862  3,979,000      PRN         SOLE              3,979,000
Calpine            Note 4.0 12/2   131347BA3     855  2,000,000      PRN         SOLE              2,000,000
Charter Comm       Note 4.75 6/0   16117MAC1   3,964 10,030,000      PRN         SOLE             10,030,000
Ciena Corp.        Note 3.75 2/0   171779AA9   4,097  7,139,000      PRN         SOLE              7,139,000
Citrix Systems     SDCV      3/2   177376AB6   1,604  4,000,000      PRN         SOLE              4,000,000
Corning            DBCV     11/0   219350AJ4   2,396  5,516,000      PRN         SOLE              5,516,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   5,811  8,800,000      PRN         SOLE              8,800,000
Healthsouth        SDCV 3.25 4/0   421924AF8   2,396  2,545,000      PRN         SOLE              2,545,000
Mail Well          Note 5.0 11/0   560321AD3     669    685,000      PRN         SOLE                685,000
Networks Assocs    SDCV      2/1   640938AB2   3,638  7,565,000      PRN         SOLE              7,565,000
ONI Systems        Note 5.0 10/1   68273FAA1   4,256  5,657,000      PRN         SOLE              5,657,000
Quanta Svcs        Note 4.0  7/0   74762EAA0   3,929  8,185,000      PRN         SOLE              8,185,000
Sepracor           SDCV 7.0 12/1   817315AH7   7,162 10,661,000      PRN         SOLE             10,661,000
Shaw Group         Note      5/0   820280AC9   7,049 14,000,000      PRN         SOLE             14,000,000
TranSwitch         Note 4.5  9/1   894065AB7   4,685  8,058,000      PRN         SOLE              8,058,000
Tyco International DBCV      2/1   902118AW8   1,748  3,000,000      PRN         SOLE              3,000,000
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